Premium Income and Premiums Paid to Reinsurers - Summary of Premium Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	€ 15,444	€ 16,099	€ 18,138
Life insurance general account [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	13,400	13,929	15,926
Non-Life insurance [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	2,044	2,171	2,212
Accident and health insurance [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	1,643	1,784	1,823
General insurance [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	€ 401	€ 386	€ 390